Summary of Significant Accounting Policies - Summary of Applicable Exchange Rates Used to Translate Financial Statements (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) bond	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of voluntary change in accounting policy [abstract]
ClosingForeignExchangeRateUSDEuro	€ 0.96256	€ 0.90498	€ 0.93756
ClosingForeignExchangeRateCHFEuro	1.06247	1.07991	1.01554
AverageForeignExchangeRateUSDEuro	0.92440	0.92471	0.95105
AverageForeignExchangeRateCHFEuro	1.05010	1.02936	€ 1.01710
Non Current Assets By Geographical	58,659,000	60,758,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	€ 58,659,000	60,758,000
Number of segment | bond	1
FRANCE
Disclosure of voluntary change in accounting policy [abstract]
Non Current Assets By Geographical	€ 12,580,000	13,869,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	12,580,000	13,869,000
SWITZERLAND
Disclosure of voluntary change in accounting policy [abstract]
Non Current Assets By Geographical	46,079,000	46,889,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	€ 46,079,000	€ 46,889,000